Investment in Joint Venture - Schedule of Revenue and Other Income (Details) - Tanbreez Financial Information [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Investment in Joint Venture - Schedule of Revenue and Other Income (Details) [Line Items]
Revenue and other income	$ 2,989,508	$ (5,431)
Depreciation	(154)
Profit before tax	1,671,378	(1,036,506)
Income tax expense
Profit/(loss) for the year	1,671,378	(1,036,506)
Total comprehensive income/(loss) for the year
Group’s share of profit for the year	$ 701,979